SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIFE

Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets as follows:

Asset Category	Estimated useful life

Computers	3-5 years
Furniture and fittings	5 years
Office equipment	5 years
Renovation	5 years